Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	22 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Average Annual Return [Line Items]
Average Annual Return, Percent			22.65%
C000244439 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.34%)	5.00%
C000258373 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.33%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%